Segment, Geographic and Other Revenue Information - Long-Lived Assets By Geographic Region (Detail) - USD ($) $ in Millions		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	[2]	$ 13,766	[1],[3]	$ 11,762	[1],[3]	$ 12,397
United States [Member}
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	[2]	7,072		5,575		5,885
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	[2],[4]	4,376		4,606		4,845
Developed Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	[2],[5]	660		617		696
Emerging Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	[2],[6]	$ 1,658		$ 963		$ 971

[1]	Amounts may not add due to rounding.
[2]	Reflects legacy Hospira amounts in 2015 commencing on the Hospira acquisition date, September 3, 2015.
[3]	The increase in total property, plant and equipment is primarily due to the acquisition of Hospira (see Note 2A) and capital additions, partially offset by depreciation and, to a much lesser extent, impairments, disposals and the impact of foreign exchange.
[4]	Developed Europe region includes the following markets: Western Europe, Finland and the Scandinavian countries.
[5]	Developed Rest of World region includes the following markets: Australia, Canada, Japan, New Zealand, and South Korea.
[6]	Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Africa, Eastern Europe, Central Europe, the Middle East and Turkey.